UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2009

	Shares or Principal Amount		Value

Common Stocks 98.1%
Aerospace and Defense 1.0%
Boeing	8,087	shs.	$287,735
General Dynamics	8,767		364,620
United Technologies	4,466		191,949

			844,304

Air Freight and Logistics 0.1%
C.H. Robinson Worldwide	1,451		66,180

Airlines 0.2%
Southwest Airlines	23,235		147,078

Automobiles 0.2%
Harley-Davidson	12,421		166,317

Beverages 3.2%
Brown-Forman (Class B)	4,790		185,996
Coca-Cola	22,640		995,028
PepsiCo	30,203		1,554,850

			2,735,874

Biotechnology 2.9%
Amgen*	37,464		1,855,217
Celgene*	4,510		200,244
Cephalon*	1,333		90,777
Gilead Sciences*	7,837		363,010

			2,509,248

Building Products 0.2%
Masco	24,173		168,728

Capital Markets 1.9%
Goldman Sachs Group	2,751		291,661
Morgan Stanley	48,417		1,102,455
State Street	7,661		235,806

			1,629,922

Chemicals 1.9%
CF Industries Holdings	4,055		288,432
Dow Chemical	117,610		991,452
E. I. duPont de Nemours	8,185		182,771
PPG Industries	4,644		171,364

			1,634,019

Commercial Banks 1.7%
BB&T	12,006		203,142
Fifth Third Bancorp	28,659		83,684
KeyCorp	24,547		193,185
PNC Financial Services Group	16,352		478,950
SunTrust Banks	12,105		142,113
Wells Fargo	24,055		342,543

			1,443,617

Commercial Services and Supplies 0.8%
Avery Dennison	6,850		153,029
Republic Services	8,747		150,011
Waste Management	14,185		363,136

			666,176

Communications Equipment 1.7%
Cisco Systems*	34,855		584,518
Corning	21,751		288,636
QUALCOMM	15,273		594,272

			1,467,426

Computers and Peripherals 3.9%
Dell*	39,597		375,380
Hewlett-Packard	8,054		258,211
International Business Machines	26,574		2,574,755
Lexmark International (Class A)*	7,760		130,911
QLogic*	2,251		25,031

			3,364,288

Consumer Finance 0.1%
Capital One Financial	7,378		90,307

Distributors 0.2%
Genuine Parts	5,043		150,584

Diversified Consumer Services 0.6%
Apollo Group (Class A)*	2,931		229,585
H&R Block	14,256		259,317

			488,902

Diversified Financial Services 3.1%
Bank of America	160,819		1,096,786
CIT Group	16,751		47,740
Citigroup	319,648		808,709
JPMorgan Chase	26,406		701,871

			2,655,106

Diversified Telecommunication Services 0.6%
CenturyTel	7,509		211,153
Embarq	6,262		237,017
Frontier Communications	6,197		44,494

			492,664

Electric Utilities 1.0%
Progress Energy	4,923		178,508
Southern	21,319		652,788

			831,296

Electrical Equipment 0.4%
Emerson Electric	13,296		380,000

Electronic Equipment, Instruments and Components 0.5%
FLIR Systems*	6,591		134,984
Jabil Circuit	33,645		187,066
Tyco Electronics	12,908		142,504

			464,554

Energy Equipment and Services 1.9%
Baker Hughes	2,990		85,364
BJ Services	19,063		189,677
Ensco International	6,653		175,639
Halliburton	7,843		121,331
Nabors Industries*	15,458		154,425
National Oilwell Varco*	9,512		273,090
Noble	6,708		161,596
Smith International	7,419		159,360
Weatherford International*	28,340		313,724

			1,634,206

Food and Staples Retailing 3.7%
Wal-Mart Stores	55,826		2,908,535
Walgreen	10,140		263,234

			3,171,769

Food Products 1.9%
Campbell Soup	6,365		174,146
General Mills	16,427		819,379
J.M. Smucker	4,530		168,833
Kellogg	4,655		170,513
Sara Lee	30,873		249,454
Tyson Foods (Class A)	8,593		80,688

			1,663,013

Health Care Equipment and Supplies 0.5%
Becton, Dickinson	3,160		212,478
Covidien	5,295		176,006

			388,484

Health Care Providers and Services 1.2%
Cardinal Health	6,312		198,702
CIGNA	21,897		385,168
Quest Diagnostics	4,565		216,746
UnitedHealth Group	10,934		228,849

			1,029,465

Hotels, Restaurants and Leisure 2.6%
McDonald’s	40,350		2,201,899

Household Durables 1.0%
Black & Decker	4,826		152,309
Centex	5,444		40,830
D.R. Horton	7,533		73,070
Leggett & Platt	14,280		185,497
Lennar	5,687		42,709
Pulte Homes	4,151		45,370
Snap-on	6,135		153,989
Whirlpool	5,246		155,229

			849,003

Household Products 5.2%
Clorox	3,811		196,190
Colgate-Palmolive	4,509		265,941
Kimberly-Clark	3,696		170,423
Procter & Gamble	79,924		3,763,621

			4,396,175

Industrial Conglomerates 1.2%
3M	9,400		467,368
Tyco International	27,872		545,176

			1,012,544

Insurance 4.8%
AFLAC	6,122		118,522
Allstate	56,683		1,085,479
AON	9,911		404,567
Chubb	7,448		315,199
Marsh & McLennan	15,548		314,847
MetLife	18,089		411,887
Progressive*	54,485		732,278
Prudential Financial	2,527		48,064
Travelers	17,204		699,171

			4,130,014

IT Services 1.1%
Affiliated Computer Services (Class A)*	4,949		237,008
Automatic Data Processing	7,118		250,269
Mastercard (Class A)	1,382		231,457
Paychex	7,169		184,028

			902,762

Leisure Equipment and Products 0.5%
Eastman Kodak	26,368		100,198
Hasbro	7,547		189,203
Mattel	15,146		174,633

			464,034

Machinery 1.2%
Dover	7,205		190,068
Eaton	4,373		161,189
Flowserve	4,249		238,454
Illinois Tool Works	7,296		225,082
Ingersoll-Rand (Class A)	14,249		196,636

			1,011,429

Media 2.1%
CBS (Class B)	39,912		153,262
Comcast (Class A)*	75,476		1,029,493
DIRECTV Group	9,817		223,729
Gannett	27,201		59,842
New York Times (Class A)	27,468		124,155
News Corp. (Class B)	29,044		192,271

			1,782,752

Metals and Mining 1.3%
AK Steel Holdings	4,617		32,873
Alcoa	4,814		35,335
Freeport-McMoRan Copper & Gold	7,628		290,703
Nucor	14,620		558,045
US Steel	7,163		151,354

			1,068,310

Multi-Utilities 0.5%
Consolidated Edison	4,892		193,772
PG&E	6,861		262,227

			455,999

Multiline Retail 0.5%
Big Lots*	3,437		71,421
Family Dollar Stores	6,942		231,655
Kohl’s*	3,613		152,902

			455,978

Oil, Gas and Consumable Fuels 12.1%
Apache	6,669		427,416
Cabot Oil & Gas	7,148		168,479
Chevron	75,841		5,099,549
ConocoPhillips	29,500		1,155,220
Hess	8,562		464,060
Marathon Oil	20,516		539,366
Massey Energy	13,763		139,282
Murphy Oil	4,618		206,748
Noble Energy	1,472		79,311
Occidental Petroleum	21,336		1,187,348
Peabody Energy	2,271		56,866
Pioneer Natural Resources	10,313		169,855
Southwestern Energy	3,004		89,189
Spectra Energy	5,624		79,524
Sunoco	5,420		143,522
Tesoro	5,008		67,458
Valero Energy	12,352		221,101

			10,294,294

Personal Products 0.2%
Estee Lauder Companies (Class A)	7,320		180,438

Pharmaceuticals 14.1%
Abbott Laboratories	6,628		316,156
Bristol-Myers Squibb	16,845		369,242
Eli Lilly	18,537		619,321
Forest Laboratories*	9,278		203,746
Johnson & Johnson	81,332		4,278,063
Merck	24,905		666,209
Pfizer	292,343		3,981,712
Schering-Plough	44,895		1,057,277
Wyeth	12,410		534,126

			12,025,852

Real Estate Investment Trusts 0.2%
Equity Residential	8,007		146,928

Road and Rail 1.8%
Burlington Northern Santa Fe	7,282		438,012
CSX	6,940		179,399
Norfolk Southern	12,827		432,911
Ryder System	5,892		166,803
Union Pacific	8,747		359,589

			1,576,714

Semiconductors and Semiconductor Equipment 3.7%
Altera	13,898		243,910
Intel	120,082		1,807,234
Linear Technology	10,335		237,498
LSI Logic*	71,557		217,533
Microchip Technology	10,930		231,607
National Semiconductor	18,685		191,895
Xilinx	13,507		258,794

			3,188,471

Software 0.6%
Compuware*	32,971		217,279
Symantec*	17,055		254,802

			472,081

Specialty Retail 6.0%
Abercrombie & Fitch (Class A)	6,200		147,560
AutoNation*	2,985		41,432
AutoZone*	1,914		311,255
Bed Bath & Beyond*	10,196		252,351
Best Buy	9,875		374,855
The Gap	16,390		212,906
Home Depot	106,943		2,519,577
Limited Brands	23,072		200,726
Lowe’s	27,373		499,557
Radio Shack	21,168		181,410
Sherwin-Williams	3,450		179,297
Staples	11,529		208,790

			5,129,716

Textiles, Apparel and Luxury Goods 1.0%
Coach*	13,511		225,634
Liz Clairborne	15,249		37,665
NIKE (Class B)	4,007		187,889
Polo Ralph Lauren	5,022		212,179
VF	4,070		232,438

			895,805

Thrifts and Mortgage Finance 0.2%
People’s United Financial	9,635		173,141

Trading Companies and Distributors 0.4%
Fastenal	5,278		169,714
W.W. Grainger	2,918		204,785

			374,499

Wireless Telecommunication Services 0.4%
Sprint Nextel	84,763		302,604

Total Common Stocks			83,774,969

Short-Term Holdings 1.9%
Equity-Linked Notes† 0.3%
Lehman Brothers:
53.51%, 9/14/2008(a)**	$1,275,000		102,066
39.5%, 10/2/2008(b)**	1,275,000		126,378

Total Equity-Linked Notes			228,444

Money Market Fund 1.6%
SSgA U.S. Treasury Money Market Fund	1,407,160	shs.	1,407,160

Total Short-Term Holdings			1,635,604

Total Investments 100.0%			85,410,573
Other Assets Less Liabilities 0.0%			(44,492)

Net Assets 100.0%			$85,366,081

*	Non-income producing security.

**	Security in default.

ADR -	American Depositary Receipts.

†

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a) Delta Air Lines, Intel and Mylan.

(b) Health Net, Kohl’s and Prudential Financial.

The cost of investments for federal income tax purposes was $112,647,848. The tax basis gross appreciation and depreciation of portfolio securities were $2,026,008 and $29,263,283, respectively. Net unrealized depreciation was $27,237,275.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quoatations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Fair Value Measurements - Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Indentical Investments	$85,182,129
Level 2 - Other Significant Observable Inputs	228,444
Level 3 - Significant Unobservable Inputs	—

Total	$85,410,573

Risk — To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.